Income Tax (Details) - Schedule of income tax rate reconciliation percent	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Statutory federal income tax rate					21.00%	21.00%
State taxes, net of federal tax benefit					3.50%	8.90%
Permanent tax adjustments					(1.90%)	(0.60%)
Fair value adjustments					(3.60%)	(1.90%)
Gain on debt extinguishment					1.20%	0.00%
Change in valuation allowance					(19.90%)	(26.80%)
Foreign rate differential					0.60%	0.60%
Other, net					(0.50%)	(0.50%)
Effective Income Tax Rate			0.50%	0.80%	0.40%	0.80%
Interprivate II Acquisition Crop [Member]
Statutory federal income tax rate	21.00%	21.00%	0.09%	21.00%	21.00%
State taxes, net of federal tax benefit					0.00%
Deferred tax liability change in rate					0.00%
Transaction costs warrants					(0.05%)
Change in FV warrants					(4.80%)
Meals & entertainment					0.00%
Valuation allowance					-16.15
Income tax provision expense/(benefit)					0.00%
Effective Income Tax Rate	1191.30%	0.00%	315.73%	0.00%